TRADE AND OTHER RECEIVABLES (Details) $ in Millions, Rp in Billions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Trade and other receivables
Trade receivables		Rp 11,016	Rp 9,301
Other receivables		256	627
Total trade and other receivables	$ 812	11,272	9,928
Gross or Cost
Trade and other receivables
Trade receivables		17,223	14,844
Other receivables		483	782
Provision for impairment
Trade and other receivables
Trade receivables		(6,207)	(5,543)	Rp (4,331)
Other receivables		Rp (227)	Rp (155)